INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	Investment SecuritiesDuring the year ended December 31, 2020, proceeds on the sale of $117.8 million of AFS securities resulted in gains of $0.9 million and losses of $0.8 million. During the year ended December 31, 2019, proceeds on the sale of $519.1 million of AFS securities resulted in gains of $2.1 million and losses of $2.1 million. During the year ended December 31, 2018, proceeds on the sale of $290.7 million of AFS securities resulted in gains of $0.5 million and losses of $0.6 million. The impact to income tax expense from these sales was insignificant in all three years.

In 2020, there were no reclassifications of HTM securities. However, in the first quarter of 2019, in addition to the sale of certain securities, First Financial reclassified $268.7 million of HTM securities to AFS in conjunction with the adoption of ASU 2017-12, resulting in a $0.2 million realized loss recorded in the Consolidated Statement of Income. During the second quarter of 2018, First Financial sold certain securities and reclassified $372.1 million of HTM securities to AFS to align with post-merger investment strategies.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.5 billion at December 31, 2020 and $1.1 billion at December 31, 2019.

The following is a summary of HTM and AFS investment securities as of December 31, 2020:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$4	$0	$103
Securities of U.S. government agencies and corporations	0	0	0	0	60	0	0	60
Mortgage-backed securities - residential	13,990	197	0	14,187	704,482	15,938	(237)	720,183
Mortgage-backed securities - commercial	71,737	3,485	0	75,222	584,125	10,395	(3,584)	590,936
Collateralized mortgage obligations	5,799	79	0	5,878	634,418	21,148	(445)	655,121
Obligations of state and other political subdivisions	9,911	1,239	0	11,150	856,054	46,755	(291)	902,518
Asset-backed securities	0	0	0	0	478,539	4,158	(826)	481,871
Other securities	30,250	11	0	30,261	72,252	1,544	(8)	73,788
Total	$131,687	$5,011	$0	$136,698	$3,330,029	$99,942	$(5,391)	$3,424,580

The following is a summary of HTM and AFS investment securities as of December 31, 2019:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$1	$0	$100
Securities of U.S. government agencies and corporations	0	0	0	0	156	2	0	158
Mortgage-backed securities - residential	20,818	122	(174)	20,766	421,945	9,709	(99)	431,555
Mortgage-backed securities - commercial	101,267	571	(1,225)	100,613	474,174	4,988	(2,644)	476,518
Collateralized mortgage obligations	9,763	0	(108)	9,655	769,076	16,753	(385)	785,444
Obligations of state and other political subdivisions	11,014	804	(31)	11,787	652,986	23,729	(462)	676,253
Asset-backed securities	0	0	0	0	400,081	1,414	(1,064)	400,431
Other securities	0	0	0	0	79,781	1,959	(115)	81,625
Total	$142,862	$1,497	$(1,538)	$142,821	$2,798,298	$58,555	$(4,769)	$2,852,084
The following table provides a summary of investment securities by contractual maturity as of December 31, 2020, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$5,745	$5,802
Due after one year through five years	0	0	62,930	64,886
Due after five years through ten years	36,084	37,205	161,307	169,692
Due after ten years	4,077	4,206	698,483	736,089
Mortgage-backed securities - residential	13,990	14,187	704,482	720,183
Mortgage-backed securities - commercial	71,737	75,222	584,125	590,936
Collateralized mortgage obligations	5,799	5,878	634,418	655,121
Asset-backed securities	0	0	478,539	481,871
Total	$131,687	$136,698	$3,330,029	$3,424,580

Unrealized gains and losses on debt securities are generally due to fluctuations in current market yields relative to the yields of the debt securities at their amortized cost. All securities with unrealized losses are reviewed quarterly to determine if any impairment exists, requiring a write-down to fair value through income. For securities in an unrealized loss position, the Company first assesses whether it intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For debt securities available-for-sale that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security.

At this time, First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell, debt securities temporarily impaired prior to maturity or recovery of the recorded value. The Company recorded no reserves on investment securities for the twelve months ended December 31, 2020. Prior to the adoption of ASC 326, First Financial had no other than temporary impairment related to its investment securities portfolio for the twelve months ended December 31, 2019.

As of December 31, 2020, the Company's investment securities portfolio consisted of 1,351 securities, of which 94 were in an unrealized loss position. As of December 31, 2019, the Company's investment securities portfolio consisted of 1,273 securities, of which 140 were in an unrealized loss position. Prior to the adoption of ASC 326, there was no OTTI recorded during the twelve months ended December 31, 2019.

Primarily all of First Financial’s HTM debt securities are issued by U.S. government-sponsored enterprises. These securities carry the explicit and/or implicit guarantee of the U.S. government, are widely recognized as “risk free,” and have a long history of zero credit loss. The remainder of the Company's HTM securities are non-agency collateralized mortgage obligations and obligations of state and other political subdivisions which currently carry ratings no lower than A+. There were no HTM securities on nonaccrual status, past due or in a loss position as of December 31, 2020. The Company did not record an allowance for credit losses for these securities as of December 31, 2020.
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2020
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	57,872	(237)	0	0	57,872	(237)
Mortgage-backed securities - commercial	169,825	(986)	48,158	(2,598)	217,983	(3,584)
Collateralized mortgage obligations	49,161	(445)	1	0	49,162	(445)
Obligations of state and other political subdivisions	60,008	(291)	0	0	60,008	(291)
Asset-backed securities	84,749	(435)	68,967	(391)	153,716	(826)
Other securities	4,992	(8)	0	0	4,992	(8)
Total	$426,607	$(2,402)	$117,126	$(2,989)	$543,733	$(5,391)

	December 31, 2019
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. Government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	40,190	(209)	11,063	(64)	51,253	(273)
Mortgage-backed securities - commercial	111,658	(298)	104,069	(3,571)	215,727	(3,869)
Collateralized mortgage obligations	85,248	(297)	30,628	(196)	115,876	(493)
Obligations of state and other political subdivisions	118,623	(457)	7,950	(36)	126,573	(493)
Asset-backed securities	125,889	(553)	54,963	(511)	180,852	(1,064)
Other securities	0	0	5,649	(115)	5,649	(115)
Total	$481,608	$(1,814)	$214,322	$(4,493)	$695,930	$(6,307)

For further detail on the fair value of investment securities, see Note 22 – Fair Value Disclosures.